Related-Party Disclosures - Schedule of Subsidiaries (Detail) - Subsidiaries [member]	12 Months Ended
Dec. 31, 2019
3221969 Nova Scotia Company [member] | Nova Scotia, Canada [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Nova Scotia, Canada
International Insurance Group Inc. [member] | Barbados [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Barbados
Mustang Acquisition Holdings Inc. [member] | Delaware, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Delaware, United States
MWH International Inc. [member] | Delaware, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Delaware, United States
Stantec Australia Pty Ltd [member] | Australia [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Australia
Stantec Consulting Caribbean Ltd. [member] | Barbados [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Barbados
Stantec Consulting International LLC [member] | Arizona, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Arizona, United States
Stantec Consulting International Ltd. [member] | Canada [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Canada
Stantec Consulting Ltd./Stantec Experts-conseils ltee [member] | Canada [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Canada
Stantec Consulting Michigan Inc. [member] | Michigan, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Michigan, United States
Stantec Consulting Services Inc. [member] | New York, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	New York, United States
Stantec Delaware II LLC [member] | Delaware, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Delaware, United States
Stantec Holding (2017) Limited [member] | United Kingdom [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	United Kingdom
Stantec Holdings II Ltd. [member] | Alberta, Canada [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Alberta, Canada
Stantec New Zealand [member] | New Zealand [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	New Zealand
Stantec Technology International Inc. [member] | Delaware, United States [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	Delaware, United States
Stantec UK Limited. [member] | United Kingdom [member]
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation	United Kingdom